                          Montgomery Variable Series:
                             Emerging Markets Fund

                                 Annual Report
                               December 31, 1997


                        [LOGO OF THE MONTGOMERY FUNDS]
                               Invest wisely.(R)
                             The Montgomery Funds

Montgomery Variable Series: Emerging Markets Fund
Portfolio Highlights
December 31, 1997
--------------------------------------------------------------------------------

Investment Review

Q:  How did the Fund perform during the second half of 1997?

A: The Fund led its benchmark, the IFC Global Index, over that period, though both posted a loss. For 1997 as a whole, the Fund outperformed the index by a significant margin-more than 13 percentage points-while keeping its losses contained to the low single digits.

Q:  What main factors contributed to that performance?

A: The Fund's underweighting in Southeast Asia was the single most positive factor in its outperformance during the second half of 1997 and for the year as a whole. As far back as late 1996 we had become concerned that countries such as Thailand were overextended, and began to reduce the portfolio's exposure there. By mid-1997, the Fund had just 1.8% in Thailand and a collective 15.6% in Southeast Asia. As a result, the Fund was somewhat buffered from the initial wave of volatility.

    The volatility spread to other emerging markets later in the year. Investors began to sell off Latin American and eastern European countries out of fear that their currencies might be vulnerable to devaluation. The Brazilian Real came under some of the heaviest pressure as investors became more and more concerned about the country's sizable current account deficit. As a result, Brazil's stock market dropped 22% in U.S. dollar terms in just one week-- October 27-31--according to the International Finance Corporation (IFC). That erased much of the strong gains it had racked up earlier in the year, as late as mid-October, its year-to-date return had been as much as 52% in U.S. dollar terms. It nonetheless closed up about 24.5% in U.S. dollar terms.

                             [GRAPH APPEARS HEAR]
                             [PLOT POINTS TO COME]


Throughout 1997, Brazil was the Fund's largest country weighting, averaging about 20% of its assets. So, while the Fund initially benefited from its underweighting in Southeast Asia, it did not escape the decline in Brazil and other emerging markets later in the year.

Portfolio Management
--------------------------------------------
Josephine S. Jimenez, CFA
 ....................Senior Portfolio Manager
Bryan L. Sudweeks, Ph.D., CFA
 ....................Senior Portfolio Manager
Angeline Ee................Portfolio Manager
Frank Chiang...............Portfolio Manager
Jesus Duarte...............Portfolio Manager
--------------------------------------------
Fund Performance
--------------------------------------------
Average annual total returns for the periods
             ended 12/31/97
--------------------------------------------
         Montgomery Variable Series:
           Emerging Markets Fund

Since inception (2/2/96)...............3.18%
One year..............................-0.58%
         IFC Global Composite Index

Since 1/31/96.........................-6.56%
One year.............................-14.42%
--------------------------------------------
Past performance is no guarantee of future
results. Net asset value, investment
return and principal value will fluctuate so
that shares, when redeemed, may be
worth more or less than their original cost.
--------------------------------------------
1 The IFC Global Composite Index is comprised of more than 1,900 individual stocks from 32 developing countries in Asia, Latin America, Middle East, Africa and Europe.

2 The Lipper Emerging Markets Funds Average universe consists of 94 funds.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Highlights (continued)
December 31, 1997
--------------------------------------------------------------------------------

Q: Has the recent sell-off changed your opinion of Brazil?

A: No, we continue to believe there may be great long-term potential in Brazil's market, which is why it remains the Fund's largest country weighting. We think this year will be especially exciting there. The government has agreed to speed up its privatization program, which could create significant opportunities for investors. By our calculations, Brazil's stock market is also one of the world's cheapest right now.

     Brazil does need to reduce its large budget deficits, and we are encouraged that its government has already taken at least two significant steps to do so. On November 10, it announced a fiscal package that includes budget cuts and tax increases totaling $18 billion. In addition, the government passed fiscal reforms designed to reduce the country's excessive government payrolls. We feel that these and the other policy measures that Brazil is implementing clearly differentiate it from other countries that have not made the difficult choices investors are demanding.

Q:   And what's your outlook for Asia?

A: At the moment, the dust is far from settled there. During the first few weeks of 1998, for example, Indonesia's stock market once again came under intense pressure as its currency weakened drastically. Furthermore, some Southeast Asian countries haven't yet made credible moves to address their problems. Until we believe the situation has stabilized, we will continue to significantly underweight the region. As of January 8, the Fund has just 1.4% of its assets in Southeast Asia. In addition, it had no exposure to South Korea, a north Asian market that is grappling with severe structural faults in its economy.

Q:   Besides Brazil, what other markets are you favoring?

A: We continue to find Russia very intriguing. It's now the Fund's third largest country weighting, accounting for about 10% of assets. As many shareholders know, the Russian market went up like a rocket in 1996 and 1997. As a result, it's somewhat more expensive than it used to be, but we still believe Russia offers tremendous asset values, especially in the energy sector. The country is blessed with huge deposits of crude oil, natural gas, and other natural resources. We're aiming to benefit from the long-term development of those resources by investing in Russian companies such as oil producer Tatneft, which was one of the Fund's top five holdings at the end of 1997.

     We've also added significantly to the portfolio's weighting in Turkey. The Fund had just 1.6% of assets there in mid-1997; by year's end, the weighting was up to 6%. Turkey's stock market can be quite volatile, but we believe the country will gain long-term benefits from its continued integration with greater Europe and from potentially growing economic momentum on the Continent.

Q: There's no denying that 1997 was a difficult year for investors in the emerging markets. Is there still a justification for investing there?

A: Yes, we are still convinced that there are many compelling reasons for long-term investors to include at least some emerging markets exposure in their portfolio. Most of the arguments we've made in the past for this asset class-including the huge demographic, economic, and political changes going on in the world's developing countries-are still in place, despite last year's turbulence. Although we believe these trends can't easily be derailed overnight, we also think they are not unlikely to unfold overnight, either.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Highlights (continued)
December 31, 1997
--------------------------------------------------------------------------------




                               Top Ten Countries
                     (as a percentage of total net assets)

       Brazil..............................................................18.4%
       Mexico..............................................................12.6
       Russia..............................................................10.3
       India............................................................... 6.7
       Turkey.............................................................. 6.0

                              Top Ten Industries
                     (as a percentage of total net assets)

       Oil.................................................................13.9%
       Telephone/Networks..................................................11.8
       Electric Utilities.................................................. 8.5
       Holding............................................................. 6.4
       Banks............................................................... 5.4
       Food & Beverage..................................................... 4.0
       Conglomerates....................................................... 3.5
       Telephone/Long Distance............................................. 3.1
       Retail Trade........................................................ 2.7
       Cement.............................................................. 2.4

                               Top Ten Holdings
                     (as a percentage of total net assets)

       Compania Anonima Nacional Telefonos de Venezuela, ADR.............. 3.8%
       Tatneft, Sponsored ADS............................................. 3.7
       Telec Brasileiras-Telebras ON...................................... 3.2
       Telefonos de Mexico S.A., ADR...................................... 3.1
       Telebras, ADR...................................................... 3.0
       Petroleo Brasileiro................................................ 2.3
       Alfa S.A. de C.V................................................... 1.9
       Bharat Petroleum Corporation Ltd................................... 1.7
       LukOil Company, ADR................................................ 1.6
       Turk Sise ve Cam................................................... 1.6

                                                                               3

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments
December 31, 1997


Common Stocks-74.9%                                                                               Value
     Shares                                                                                      (Note 1)

                       Argentina-2.2%
      48,000           Cresud S.A.+ (Real Estate)                                              $   96,018
     121,000           Inversiones y Representaciones (Real Estate)                               450,205
     114,000           Siderar S.A. (Steel)                                                       484,592
      15,700           Telefonica de Argentina, Sponsored ADR                                     584,825
                       (Telephone/Networks)
      27,700           Y.P.F. Sociedad Anonima, ADS (Oil)                                         946,994
                                                                                              -----------
                                                                                                2,562,634
                                                                                              -----------
                       Brazil-9.1%
      11,900           Cemig, ADS (Electric Utilities)                                            511,700
   1,225,000           Cia Saneamento Basico Estado+ (Water Utilities)                            290,870
  31,910,000           Electrobas (Electric Utilities)                                          1,586,850
      29,000           Electrobas, ADR (Electric Utilities)                                       755,812
         580           Electrobas, GDS (Electric Utilities)                                        63,220
       8,000           Souza Cruz S.A. (Tobacco)                                                   64,513
      29,800           Telebras, ADR (Telephone/Networks)                                       3,469,837
  36,570,000           Telec Brasileiras-Telebras ON (Telephone/Networks)                       3,719,094
     500,000           Telec do Rio Janeiro S.A.+ (Telephone/Networks)                             43,905
                                                                                              -----------
                                                                                               10,505,801
                                                                                              -----------
                       Chile-1.4%
      21,900           Empresa Nacional Electricidad S.A., ADR (Elecric Utilities)                387,356
      33,500           Linea Aerea Nacional Chile S.A., ADR+ (Airlines)                           456,437
       7,800           Sociedad Quimica y Minera de Chile, ADR (Chemicals)                        343,200
      33,400           Supermercados Unimarc S.A., ADR+(Retail Trade)                             411,238
                                                                                              -----------
                                                                                                1,598,231
                                                                                              -----------
                       China/Hong Kong-4.4%
   1,030,000           Anhui Conch Cement Company, Ltd.+ (Cement)                                 179,442
      32,000           Cheung Kong Holdings (Real Estate)                                         209,575
     127,000           China Light and Power Company (Electric Utilities)                         704,736
     190,000           China National Aviation Corporation+ (Airlines)                             40,212
     267,000           China Resources Enterprises Ltd. (Holding)                                 596,090
      17,400           China Telecom ADR+ (Telecommunications/Wireless)                           583,988
      97,000           Citic Pacific Ltd. (Holding)                                               385,547
      25,300           HSBC Holdings (Banks)                                                      623,603
      85,000           Hutchison Whampoa Ltd. (Conglomerates)                                     533,101
     131,000           New World Development Company Ltd. (Holding)                               453,065
     160,000           New World Infrastructure Ltd+ (Heavy Construction)                         360,305
      75,000           Shanghai Industrial Holdings Ltd. (Conglomerates)                          278,746
     480,000           Zhejiang Expressway Company Ltd.+ (Heavy Construction)                      97,251
                                                                                              -----------
                                                                                                5,045,661
                                                                                              -----------

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
December 31, 1997



Common Stocks (continued)                                                                        Value
      Shares                                                                                    (Note 1)

                    Colombia-1.1%
           38,900   Almacenes Exito S.A. (Retail Trade)                                       $  129,002
          108,001   Bavaria (Food and Beverage)                                                1,107,788
                                                                                              ----------
                                                                                               1,236,790
                                                                                              ----------
                    Czech Republic-2.3%
           18,000   Alpha-Effect+ (Mutual Funds)                                                 419,476
           15,000   Komercni Banka, ADR+ (Banks)                                                 183,750
           18,000   Komercni Banka, GDR*** (Banks)                                               220,500
           11,800   Komercni Banka A.S., GDR (Banks)                                             144,550
           23,800   Komercni Banka I.F.+ (Mutual Funds)                                          471,376
           28,000   PIF+ (Mutual Funds)                                                          338,403
           58,800   The Czech Value Fund+ (Mutual Funds)                                         367,500
           83,000   Vynosovy I.F.+(Mutual Funds)                                                 448,285
                                                                                              ----------
                                                                                               2,593,840
                                                                                              ----------
                    Egypt-2.8%
           30,800   Al-Ahram Beverages Company, GDR*** (Food and Beverage)                       870,100
            5,000   Al-Ahram Pyramid Beverages Company (Food and Beverage)                       285,084
           38,000   Amreya Cement (Cement)                                                       887,877
           52,500   Paints and Chemical Industries Company*** (Paint)                            551,250
           25,990   Tora Cement (Cement)                                                         595,727
                                                                                              ----------
                                                                                               3,190,038
                                                                                              ----------
                    Greece-0.2%
            9,000   Hellenic Telecommunication Organization S.A. (Telephone/Networks)            184,534
                                                                                              ----------

                    Hungary-1.0%
           28,000   Borsodchem Rt. (Chemicals)                                                 1,008,984
           16,900   Zalakeramia Rt., GDR***+ (Building Materials)                                156,748
                                                                                              ----------
                                                                                               1,165,732
                                                                                              ----------
                    India-6.7%
           19,950   Bajaj Auto, Ltd., GDR (Auto/Auto Parts)                                      403,988
           32,400   Bajaj Auto, Ltd., GDS*** (Auto/Auto Parts)                                   656,100
          187,000   Bharat Petroleum Corporation Ltd. (Oil)                                    1,985,682
           59,900   Indian Hotels, GDS (Euro) (Lodging)                                        1,126,869
           25,000   Indian Hotels, GDS*** (Lodging)                                              470,312
           46,000   ITC Ltd., GDR**+ (Holding)                                                   725,791
          180,000   Mahangar Telephone Nigam, Ltd., GDR**+ (Telephone/Regional - Local)        1,184,694
          142,700   Tata Engineering & Locomotive Company, Ltd., GDR*** (Auto/Auto Parts)      1,189,404
                                                                                              ----------
                                                                                               7,742,840

                    Indonesia-0.1%
            3,500   Gulf Indonesia Resources Ltd.+ (Oil)                                          77,000
                                                                                              ----------

The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
December 31, 1997



Common Stocks (continued)                                                                                Value
        Shares                                                                                         (Note 1)


                    Israel-1.4%
          295,000   Bank Leumi Le-Israel (Banks)                                                     $  495,532
           85,000   Supersol Ltd. (Retail Trade)                                                        241,092
           17,850   Teva Pharmaceuticals, ADR (Pharmacy/Drugs)                                          844,528
                                                                                                     ----------
                                                                                                      1,581,152
                                                                                                     ----------
                    Kazakhstan-0.1%
            4,000   Kazkommerts Bank+ (Banks)                                                            84,000
                                                                                                     ----------
                    Mexico-12.3%
        1,348,000   Accel, S.A., Series B+ (Conglomerates)                                              354,100
          130,000   Acer Computer Latino America S.A. de C.V.+(Computers and Office Equipment)          386,593
          321,000   Alfa S.A. de C.V. (Conglomerates)                                                 2,159,755
           18,500   Cifra S.A. de C.V., ADR+ (Retail Trade)                                             444,000
           66,000   Corpacion Interamericana Entertainment S.A., Series B+ (Entertainment)              511,939
           66,200   Empresas ICA Sociedad Controladora S.A. de C.V., ADR (Heavy Construction)         1,088,163
          995,000   Grupo Financiero Banorte S.A. de C.V., Class B+ (Holding)                         1,738,368
           60,000   Grupo Industrial Maseca S.A. de C.V. (Food and Beverage)                            930,000
          480,000   Grupo Industrial Maseca S.A. de C.V., Class B (Food and Beverage)                   496,029
           38,000   Grupo Radio Central S.A. de C.V., ADR (Broadcasting/Advertising)                    541,500
           36,000   Pepsi-Gemex S.A. (Food and Beverage)                                                519,750
          171,000   San Luis Corporacion S.A. de C.V. (Metals and Mining)                             1,404,783
           63,800   Telefonos de Mexico S.A., ADR (Telephone/Long Distance)                           3,576,788
                                                                                                     ----------
                                                                                                     14,151,768
                                                                                                     ----------
                    Morocco-0.0%#
                2   Banque Marocaine du Commerce Exterieur, GDR (Banks)                                      41
                                                                                                     ----------
                    Pakistan-1.0%
          375,000   Fauji Fertilizer Company Ltd.** (Agricultural Commodities)                          717,942
           46,800   Pakistan State Oil** (Oil)                                                          398,278
                                                                                                     ----------
                                                                                                      1,116,220
                                                                                                     ----------
                    Peru-0.8%
           73,000   Ferreyros Enrique S.A. (Holding)                                                     77,152
           12,412   Ferreyros Enrique S.A., ADS*** (Metals and Mining)                                  294,009
           23,300   Telefonica del Peru S.A., Series B, ADR (Telephone/Networks)                        541,725
                                                                                                     ----------
                                                                                                        912,886
                                                                                                     ----------
                     Philippines-0.4%
         1,288,000   DMCI Holdings (Heavy Construction)                                                  38,163
           318,000   International Container Terminal Services, Inc. (Shipping)                          39,259
           262,200   Ionics Circuit, Inc. (Electronics)                                                 106,822
           779,900   Music Semiconductors Corporation (Semiconductor)                                   279,223
           851,000   PCI Leasing and Finance, Inc.+ (Diversified Financial Services)                     16,809
                                                                                                     ----------
                                                                                                        480,276
                                                                                                     ----------

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
December 31, 1997



Common Stocks (continued)                                                                     Value
        Shares                                                                               (Note 1)


                    Poland-0.4%
            8,500   NIF Privatization+ (Mutual Funds)                                      $  301,418
           15,000   Prokom ADR***+ (Software Systems)                                         168,375
                                                                                           ----------
                                                                                              469,793
                                                                                           ----------
                    Portugal-2.8%
           15,000   Brisa-Auto Estradas+ (Transportation)                                     537,327
              766   Capital Portugal Fund+ (Mutual Funds)                                     126,412
           16,500   Cia de Segros Tranquilidade (Insurance)                                   396,251
           50,500   Cimpor - Cimentos de Portugal (Building Materials)                      1,323,619
           21,300   Sonae Investimentos (Retail Trade)                                        861,490
                                                                                           ----------
                                                                                            3,245,099
                                                                                           ----------
                    Russia-8.1%
          670,000   Bashkirenergo+ (Electric Utilities)                                       361,800
           22,000   Irkutskenegro, ADR (Electric Utilities)                                   211,750
                9   Irkutskenegro, RDC***+ (Electric Utilities)                               354,600
            8,500   Krasny Oktyabr (Food and Beverage)                                        117,938
           14,600   LukOil Company, ADR (Oil)                                               1,345,025
               93   Russian Telecom Basket GEC 144A***+ (Telephone/Regional - Local)          837,640
            3,000   Samarasvyazinform+ (Telephone/Local)                                      234,000
           78,500   Surgutneftegaz, ADR (Oil)                                                 799,915
            3,900   Tatneft, ADR+ (Oil)                                                       555,750
           29,450   Tatneft, Sponsored ADS*** (Oil)                                         4,196,625
           32,500   Uralmas Zavody+ (Holding)                                                 300,625
                                                                                           ----------
                                                                                            9,315,668
                                                                                           ----------
                    South Africa-3.4%
           81,000   Barlow, Ltd. (Building Materials)                                         687,414
        1,950,000   Consolidated African Mining Company+ (Holding)                            560,978
           53,000   De Beers Centenary AG (Holding)                                         1,078,188
          102,550   JCI Ltd. (Diversified Financial Services)                                 458,330
          194,882   Lonrho (Conglomerates)                                                    296,338
           59,100   Sasol, Ltd. (Oil)                                                         619,357
          820,000   South Africa Iron and Steel Industrial Corporation (Steel)                242,638
                                                                                           ----------
                                                                                            3,943,243
                                                                                           ----------

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
December 31, 1997


Common Stocks (continued)                                                                                 Value
Shares                                                                                                   (Note 1)

                    Taiwan-2.1%
           44,320   ASE (Semiconductor)                                                              $   155,545
           12,180   Bank Sinopac (Banks)                                                                   9,296
          247,000   China Development Corporation (Diversified Financial Services)                       704,092
          152,400   Delta Electronic Industrial (Electrical Equipment)                                   607,264
          171,000   Taiwan Semiconductor Company (Semiconductor)                                         587,034
           92,400   Yageo Corporation (Electronics)                                                      209,582
            2,480   Yageo Corporation, GDR (Electronics)                                                  28,210
            6,020   Yageo Corporation, GDR (Electronics)                                                  68,478
              800   Yue Loong Motor Company (Auto/Auto Parts)                                              1,447
                                                                                                     -----------
                                                                                                       2,370,948
                                                                                                     -----------

                    Thailand-0.2%
           53,000   Central Pattana Public Company, Ltd. (F) (Real Estate)                                27,820
          110,100   Hernaraj Land and Development Public Company Ltd. (F)** (Real Estate)                113,815
           58,400   Pizza Public Company Ltd. (F) (Food and Beverage)                                    106,352
           41,800   Tipco Asphalt Public Company Ltd. (F) (Heavy Construction)                            33,136
                                                                                                     -----------
                                                                                                         281,123
                                                                                                     -----------
                    Turkey-6.0%
        7,551,000   Akcansa Cimento A.S. (Cement)                                                      1,056,594
        3,039,000   Haci Omer Sabanci Holding A.S.+ (Diversified Financial Services)                     186,959
        4,129,999   Koc Holdings (Holding)                                                               966,490
        1,088,000   Migros Turk T.A.S. (Retail Trade)                                                    984,318
       25,198,558   Turk Sise ve Carn (Glass)                                                          1,854,176
       47,089,000   Yapi ve Kredi Bankasi A.S. (Banks)                                                 1,794,949
                                                                                                     -----------
                                                                                                       6,843,486
                                                                                                     -----------
                    Venezuela-4.6%
          103,800   Compania Anonima Nacional Telefonos de Venezuela, ADR (Telephone/Networks)         4,320,675
          810,547   Electricidad de Caracas (Electric Utilities)                                         972,399
                                                                                                     -----------
                                                                                                       5,293,074
                                                                                                     -----------
                    Total Common Stocks (Cost $87,089,019)                                            85,991,878
                                                                                                     -----------

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
December 31, 1997




Preferred Stocks-11.7%                                                                                     Value
     Shares                                                                                               (Note 1)

                            Brazil-9.2%
     185,308,000            Banco Bradesco (Banks)                                                     $ 1,826,431
      90,000,000            Banco de Credito Nacional S.A. (Banks)                                         782,223
         790,000            Celesc, GDS (Electric Utilities)                                               983,916
       7,400,000            CESP-Cia Energetica de Sao Paulo (Electric Utilities)                          444,245
      23,800,000            Cia Energetica de Minas Gerais (Electric Utilities)                          1,034,059
      40,583,000            Cia Paranaense de Energi (Electric Utilities)                                  550,900
      15,860,000            Electrobas, "B" (Electric Utilities)                                           810,017
         550,000            Itausa Investimentos Itau (Holding)                                            428,744
      65,880,000            Odebrecht S.A. (Heavy Construction)                                            442,722
      11,100,000            Petroleo Brasileiro (Oil)                                                    2,595,851
       6,530,000            Telec do Rio Janeiro S.A. (Telephone/Networks)                                 678,715
          20,000            Vale do Rio Doce "B" (Metals and Mining)                                             0
                                                                                                       -----------
                                                                                                        10,577,823
                                                                                                       -----------
                            Greece-0.1%
     12,000                 Delta Dairy S.A. (Food and Beverage)                                           107,803
                                                                                                       -----------
                            Portugal-0.2%
     32,000                 Lusomundo-SGPS (Entertainment)                                                 292,964
                                                                                                       -----------
                            Russia-2.2%
     58,600                 LukOil Company, ADR (Oil)                                                    1,889,850
     193,108                Orenburgneftegaz+ (Oil)                                                        598,635
                                                                                                       -----------
                                                                                                         2,488,485
                                                                                                       -----------
                            Total Preferred Stocks (Cost $12,662,486)                                   13,467,075
                                                                                                       -----------
Convertible Bonds-0.4%
Principal Amount
                            Mexico-0.3%
     $300,000               Alfa S.A. de C.V., 8.000% due 09/15/00*** (Conglomerates)                      349,500
                                                                                                       -----------
                            Thailand-0.1%
     150,000                Central Pattana Public Company, Ltd., 2.750% due 04/10/01 (Real Estate)         82,500
                                                                                                       -----------
                            Total Convertible Bonds (Cost $477,845)                                        432,000
                                                                                                       -----------


The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
December 31, 1997


     Rights-0.0%#                                                                                                       Value
           Shares                                                                                                      (Note 1)

                                Brazil-0.0%#
        7,922,875               Banco Bradesco, Expires 02/06/98+ (Banks)                                            $   28,396
            8,000               Souza Cruz S.A., Expires 01/29/98+ (Tobacco)                                                 63
                                                                                                                  -------------
                                                                                                                         28,459
                                                                                                                  -------------
                               Taiwan-0.0%#
           12,740              Yuanta Securities Corporation, Expires 01/12/98+ (Securities Brokerage)                   11,520
                                                                                                                  -------------
                               Total Rights (Cost $22,463)                                                               39,979
                                                                                                                  -------------
                               Total Securities (Cost $100,251,813)                                                  99,930,932
                                                                                                                  -------------

Repurchase Agreements-11.5%
Principal Amount

     $6,615,000                Agreement with Bear Stearns, Tri-Party, 6.850% dated 12/31/97, to be repurchased at $6,617,517, on 01/02/98, collateralized by
                               $6,890,523 market value of U.S. government securities, having
                               various maturities and various interest rates                                         6,615,000

     6,615,000                 Agreement with BZW Securities, Tri-Party, 6.900% dated 12/31/97, to be repurchased at $6,617,536, on 01/02/98, collateralized by
                               $6,747,300 market value of U.S. government securities, having
                               various maturities and various interest rates                                         6,615,000
                                                                                                                  ------------

                               Total Repurchase Agreements (Cost $13,230,000)                                       13,230,000
                                                                                                                  ------------

Total Investments (Cost $113,481,813*)                                                      98.5%                  113,160,932
Other Assets and Liabilities (Net)                                                           1.5                     1,675,676
                                                                                          -------                 ------------
Net Assets                                                                                 100.0%                 $114,836,608
                                                                                          =======                 ============

*     Aggregate cost for federal tax purposes was $113,631,079.
** Illiquid Security or Special Situation Security ( See Note 6 to Financial Statements).
*** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
#     Amount represents less than 0.1%.
+     Non-income producing security.


Abbreviations:

ADR   American Depositary Receipt
ADS   American Depositary Share
EURO  Trades through Euroclear
(F)   Foreign or alien share.
GDR   Global Depositary Receipt
GDS   Global Depositary Share
GEC   Global Equity Certificate
RDC   Russian Depository Certificate

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Emerging Markets Fund
Statement of Assets and Liabilities
December 31, 1997

Assets:
Investments in securities, at value (Identified cost $113,481,813)(Note 1)
     Securities.................................................................                   $ 99,930,932
     Repurchase agreements......................................................                     13,230,000
                                                                                                   ------------
Total investments...............................................................                    113,160,932
Cash............................................................................                        389,897
Foreign currency (Cost $688,139)................................................                        685,820
Receivables:
     Investment securities sold.................................................                      2,109,819
     Dividends..................................................................                        407,920
     Shares of beneficial interest sold.........................................                         19,619
     Interest...................................................................                         12,583
Other Assets:
     Organization costs (Note 1)................................................                         38,306
                                                                                                   ------------
     Total Assets...............................................................                    116,824,896

Liabilities:
Forward foreign currency exchange contracts:
     Net unrealized depreciation of forward foreign
        currency contracts (Note 3).............................................  $    1,756
Payables:
     Investment securities purchased............................................   1,407,552
     Shares of beneficial interest redeemed.....................................     366,449
     Management fee (Note 2)....................................................     110,955
     Trustees' fees and expenses (Note 2).......................................       1,000
     Other accrued liabilities and expenses.....................................     100,576
                                                                                  ----------
Total Liabilities...............................................................                      1,988,288
                                                                                                   ------------
Net Assets......................................................................                   $114,836,608
                                                                                                   ------------
Net Assets consist of:
Accumulated net investment loss.................................................                   $    (59,612)
Accumulated net realized loss on securities sold, forward foreign currency
     exchange contracts and foreign currency transactions.......................                     (9,869,888)
Net unrealized depreciation of investments, forward foreign currency
     exchange contracts, foreign currency transactions and other net assets.....                       (326,359)
Shares of beneficial interest...................................................                        108,690
Additional paid-in capital......................................................                    124,983,777
                                                                                                   ------------
Net Assets......................................................................                   $114,836,608
                                                                                                   ------------
Net Asset Value, offering and redemption price per share
($114,836,608 divided by 10,868,968 shares of beneficial interest outstanding)..                   $      10.57
                                                                                                   ------------


  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Emerging Markets Fund
Statement of Operations
For the Year Ended December 31, 1997


Investment Income:

Dividends (Net of foreign withholding taxes of $101,179).......                          $  1,512,049
Interest.......................................................                               620,429
                                                                                         ------------
Total Investment Income........................................                             2,132,478

Expenses:
Management fee (Note 2)........................................   $  1,201,496
Custodian fees.................................................        192,621
Legal and audit fees...........................................         68,512
Amortization of organization expenses (Note 1).................         12,470
Trustees' fees and expenses (Note 2)...........................          5,259
Other..........................................................        127,486
Interest expense (Note 3)......................................          5,468
                                                                  ------------
Total Expenses.................................................                              1,613,312
Fees deferred by Manager (Note 2)..............................                               ( 46,496)
                                                                                          ------------
Net Expenses...................................................                              1,566,816
                                                                                          ------------
Net Investment Income..........................................                                565,662
                                                                                          ------------
Net Realized and Unrealized Loss on Investments
(Notes 1 and 3)
Net realized loss on:
     Security transactions (Net of foreign capital gains tax
        of $40,660)............................................                             (9,589,243)
     Forward foreign currency exchange contracts...............                               (290,108)
     Foreign currencies transactions...........................                               (312,269)
                                                                                          ------------
Net realized loss on investments during the year...............                            (10,191,620)
                                                                                          ------------
Change in unrealized depreciation of:
     Securities................................................                               (947,717)
     Forward foreign currency exchange contracts...............                                 (3,526)
     Foreign currency transactions and net other assets........                                 (1,313)
                                                                                          ------------
Net unrealized depreciation of investments during the year.....                               (952,556)
                                                                                          ------------
Net Realized and Unrealized Loss on Investments................                            (11,144,176)
                                                                                          ------------
Net Decrease in Net Assets Resulting from Operations...........                           $(10,578,514)
                                                                                          ============

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Emerging Markets Fund
Statement of Changes in Net Assets


                                                                                       Year       For the Period
                                                                                   Ended 12/31/97  Ended 12/31/96*

Net Increase/(Decrease) in Net Assets Resulting from Operations:
Net investment income.                                                            $    565,662    $    68,556
Net realized loss on securities, forward foreign currency exchange contracts
     and foreign currency transactions during the year                             (10,191,620)      (119,260)
Net unrealized appreciation/(depreciation) of securities, forward foreign currency exchange contracts, foreign currency transactions and net
     other assets during the year                                                     (952,556)       626,197
                                                                                  ------------    -----------
Net increase/(decrease) in net assets resulting from operations                    (10,578,514)       575,493
Distributions to Shareholders:
     Distributions from net investment income                                         (186,920)       (65,918)
Beneficial Interest Transactions:
     Net increase from beneficial interest transactions (Note 4)                    98,636,299     25,956,168
                                                                                  ------------    -----------
Net increase in net assets                                                          87,870,865     26,465,743
Net Assets:
Beginning of period                                                                 26,965,743        500,000
                                                                                  ------------    -----------
End of period                                                                     $114,836,608    $26,965,743
                                                                                  ------------    -----------
Accumulated net investment loss.                                                  $   ( 59,612)   $   (15,221)
                                                                                  ------------    -----------
Financial Highlights
Selected Per Share Data for the Year or Period Ended:

                                                                                     12/31/97        12/31/96*
Net asset value - beginning of period                                             $      10.65    $     10.00
                                                                                  ------------    -----------
Net investment income                                                                     0.02           0.03
Net realized and unrealized gain/(loss) on investments                                   (0.08)          0.65
                                                                                  ------------    -----------
Net increase/(decrease) in net assets resulting from investment operations               (0.06)          0.68
                                                                                  ------------    -----------
Distributions to shareholders:
     Distributions from net investment income                                            (0.02)         (0.03)
                                                                                  ------------    -----------
Net asset value--end of period                                                    $      10.57    $     10.65
                                                                                  ------------    -----------
Total return**                                                                           (0.58)%         6.79%
                                                                                  ------------    -----------
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000's)                                              $    114,837    $    26,966
Ratio of net investment income to average net assets                                      0.63%          0.81%+
Ratio of operating expenses to average net assets, including
     interest expense                                                                     1.76%          1.45%+
Ratio of operating expenses to average net assets, excluding
     interest expense                                                                     1.75%          1.44%+
Portfolio turnover rate                                                                     71%            43%
Average commission rate paid (a)                                                  $     0.0012    $    0.0002
Net investment income/(loss) before deferral of fees and absorption of
     expenses by Manager                                                          $       0.05    $     (0.01)
Operating expense ratio before deferral of fees and absorption of
     expenses by Manager, including interest expense                                      1.81%          2.47%+

-----------------
* Montgomery Variable Series: Emerging Markets Fund commenced operations on February 2, 1996.
**   Total return represents aggregate total return for the periods indicated.
+    Annualized.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.

  The accompanying notes are an integral part of these financial statements.

The Montgomery Funds III
Notes to Financial Statements

The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Delaware business trust on August 24, 1994. As of December 31, 1997, the Trust had four series, the Montgomery Variable Series: Growth Fund, the Montgomery Variable Series:
Emerging Markets Fund, the Montgomery Variable Series: International Small Cap Fund and the Montgomery Variable Series: Small Cap Opportunities Fund. The Montgomery Variable Series: Small Cap Opportunities Fund had not commenced operations as of December 31, 1997. Prior to the public offerings of shares of the Funds, a limited number of shares were sold to Montgomery Asset Management, LLC (or its predecessor) and/or affiliated persons of Montgomery Asset Management in private placement offerings. Otherwise, the Funds had no significant operations prior to February 2, 1996, the date on which the Montgomery Variable Series: Emerging Markets Fund commenced operations (i.e., commenced selling shares to the public). Information presented in these financial statements pertains to the Montgomery Variable Series: Emerging Markets Fund (the "Fund"). The Montgomery Variable Series: Growth Fund and the Montgomery Variable Series: International Small Cap Fund are presented under separate covers.

1.  Significant Accounting Policies:

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

    a.  Portfolio Valuation

        The Fund's securities are valued using current market valuations: either the last reported sales price or, lacking any reported sales, and in the case of fixed income securities, the mean between the closing bid and asked prices. The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets are translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Securities for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value by management as determined in good faith in accordance with methods which are authorized by the Trust's Board of Trustees.

        Short term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

    b.  Dividends and Distributions

        Dividends from net investment income, if any, are declared and paid at least annually. Distributions of net realized capital gains (including net short-term capital gains) are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

        Permanent differences incurred during the year ended December 31, 1997, resulting from differences in book and tax accounting have been reclassified at year end to reflect a decrease to undistributed net investment income of $423,133 and a decrease to accumulated realized loss of $423,133.

    c.  Forward Foreign Currency Exchange Contracts

        The Fund may engage in forward foreign currency exchange contracts with off balance sheet risk in the normal course of investing activities in order to manage exposure to market risks. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss.

        When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency exchange contracts are used solely to establish a rate of exchange for settlement of transactions. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The Montgomery Funds III
Notes to Financial Statements
(continued)


    d.  Foreign Currency

        Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates on investments have been included in the unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses resulting from movement in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received and the portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date.

    e.  Repurchase Agreements

        The Fund may engage in repurchase agreement transactions individually or jointly through a joint repurchase account with other series of the Trust and affiliated registered investment companies pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

    f.  Securities Transactions and Investment Income

        Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are computed on the specific identified cost basis of the securities sold. Dividend income is recognized on the ex-dividend date and interest income, including, amortization of discount on short-term investments, is recognized on an accrual basis. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date .

    g.  Federal Income Taxes

        The Fund has elected and qualified and it is the intention of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the applicable requirements of the Code, and by making distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all federal income taxes. Accordingly, no provision for federal income taxes is required.

    h.  Organization Costs

        Expenses incurred in connection with the organization of the Fund amounted to $62,160 and are amortized on a straight-line basis over a period of sixty months from commencement of operations.

    i.  Expenses

        General expenses of the Trust are allocated to the Fund based upon relative net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

2.  Management Fees and Other Transactions with Affiliates:

    a. Montgomery Asset Management, LLC is the Fund's Manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Manager is a subsidiary of Commerzbank AG, one of the largest publicly held commercial banks in Germany.

The Montgomery Funds III
Notes to Financial Statements
(continued)

     Pursuant to the investment management agreement ("Investment Management Agreement"), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based upon the average daily net assets of the Fund:

                          First $250 Million     Over $250 Million
                          ------------------     -----------------
                                1.25%                  1.00%

     The Manager has voluntarily agreed to reduce some or all of its management fee or absorb the Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below 1.75% of the average daily net assets of the Fund. Any reductions or absorptions made for the Fund by the Manager of its fees are subject to recovery within the following three years provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations. Any of the Manager's voluntary absorptions are also subject to recovery. For the year ended December 31, 1997, the Manager recouped fees of $86,264.

     For the year ended December 31, 1997, the Manager has deferred fees of $46,496.

     As of December 31, 1997, the deferred management fees subject to recoupment are $46,496.

 b. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager, Montgomery Asset Management and/or Commerzbank AG, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an "affiliated person" receives an annual retainer and quarterly meeting fees totalling $35,000 per annum, as well as reimbursement for expenses, for services as Trustee of all three Trusts advised by the Manager ($5,000 of which is allocated to the Montgomery Funds III).

     MAM Securities LLC, ("MAM Securities") serves as the Fund's transfer agent.

3.   Securities Transactions:

a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the year ended December 31, 1997, were $141,293,855 and $54,994,936, respectively.

b. At December 31, 1997, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $9,487,271 and $9,957,418, respectively.

     The schedule of forward foreign currency exchange contracts at December 31, 1997 was as follows:


                                                                                                                    Net Unrealized
                                                                                      Contract Value     Value      Depreciation of
Forward Foreign Currency Exchange Contracts to Buy:                                      Date          (Note 1)       Contracts

     211,817      Portuguese Escudo                                                      01/05/98      $ 77,731        $  229
     324,300      South African Commercial Rand                                          01/06/98        66,599           173
                                                                                                      ---------      --------
                  Total Forward Foreign Currency Exchange Contracts to Buy
                  (Contract Cost $144,732)                                                             $144,330        $  402
                                                                                                      =========      ========

Forward Foreign Currency Exchange Contracts to Sell:
     3,197,700    Czech Koruna                                                           01/02/98      $ 92,456        $  171
     2,345,803    Mexican Pesos                                                          01/02/98       290,664            20
     3,439,174    Philippine Pesos                                                       01/02/98        84,910           780
     1,040,769    Thai Bhat                                                              01/05/98        22,294           383
                                                                                                      ---------      --------
                  Total Forward Foreign Currency Exchange Contracts to Sell
                  (Contract Cost $488,970)                                                             $490,324        $1,354
                                                                                                      =========      ========

c.    Under an unsecured Revolving Credit Agreement with DeutscheBank (New
      York), the Montgomery Variable Series: Emerging Markets Fund, along with other funds of The Montgomery Funds I, The Montgomery Funds II and The Montgomery Funds III, may for one year starting August 6, 1997, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $300,000,000. The Fund pays its pro-rata share of the .08% quarterly commitment fee of the unutilized credit line balance. For the year ended December 31, 1997, there were no borrowings under this agreement.

The Montgomery Funds III
Notes to Financial Statements
(continued)


4.  Transactions in Shares of Beneficial Interest:

    The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:


                                                        Year Ended                                         Period Ended
                                                     December 31, 1997                                   December 31, 1996*
                                             Shares                     Amount                   Shares                   Amount
Shares Sold                                 12,138,870               $143,974,251               2,724,011               $28,483,626
Issued as Reinvestment of
 Dividends                                      18,254                    186,920                   6,363                    65,918
Shares Redeemed                             (3,820,148)               (45,524,872)               (248,382)               (2,593,376)
                                            ----------               ------------               ---------               -----------
Net Increase                                 8,336,976               $ 98,636,299               2,481,992               $25,956,168
-----------------------                     ==========               ============               =========               ===========

* Montgomery Variable Series: Emerging Markets Fund commenced operations on February 2, 1996 with initial funds of $500,000 and 50,000 shares.

5.  Foreign Securities

    The Fund purchases securities in emerging market countries. Securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies, less reliable information about issuers, differences in the clearance and settlement of securities transactions practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies and the U.S. government.

6.  Illiquid and Special Situation Securities

    The Fund may not invest more than 15% of its net assets in illiquid securities. The securities shown in the table below have been determined by the Manager to be illiquid because they are restricted or because there is an exceptionally low trading volume in the primary trading market for the security at December 31, 1997. These securities are valued at market price.

                                      Acquisition                   12/31/97       Value                 % of Total
     Security                            Date         Shares     Market Value   Per Share   Cost         Net Assets
     Hemaraj Land and Development
        Public Company Ltd.                07/08/97   110,100      $  113,815      $ 1.03   $  375,550         0.10%
     ITC Ltd., GDR                         09/15/97    46,000         725,791       15.78      728,065         0.63
     Mahangar Telephone Nigam, Ltd.        06/13/97   180,000       1,184,694        6.58    1,431,416         1.03
                                                                   ----------                                  ----
                                                                   $2,024,300                                  1.76%
                                                                   ==========                                  ====

The following securities held by the Fund on December 31, 1997, are generally unrestricted securities for which a reliable market price can be established. The securities are valued at market price. However, because the process of re-registering foreign securities in the Fund's name can take more than seven days, the following shares were deemed temporarily restricted or illiquid in the hands of the Fund at December 31, 1997. The Fund bears the cost of re-registering these securities:

                                           Acquisition                 12/31/97        Value                 % of Total
           Security                           Date        Shares     Market Value    Per Share   Cost        Net Assets
     Fauji Fertilizer Company Ltd.         10/21/97      375,000     $  717,942        $1.91    $801,273         0.62%
     Pakistan State Oil                    10/21/97       46,800        398,278         8.51     425,140         0.35
                                                                     ----------                                  ----
                                                                     $1,116,220                                  0.97%
                                                                     ==========                                  ====

7.  Capital Loss Carryforward

At December 31, 1997, the Fund had available for Federal income tax purposes unused capital losses of $84,636 expiring in 2004 and $5,851,470 expiring in 2005.

The Montgomery Funds III
Notes to Financial Statements
(continued)

    Under current tax law, net capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 1997, the Fund elected to defer net capital and currency losses of $3,946,030 occurring between November 1, 1997 and December 31, 1997.

    Such deferred losses will be treated as arising on the first day of the fiscal year ending December 31, 1998.


8.  Change of Control of Manager

    On March 25, 1997, Montgomery Securities, the Manager and CAM Acquisition LLC ("CAM"), a newly organized subsidiary of Commerzbank Aktiengesellschaft, entered into an agreement providing for the transfer of substantially all the assets comprising the Manager's business to CAM. On June 23, 1997, the shareholders of the Fund approved a new Investment Management Agreement with CAM (renamed Montgomery Asset Management, LLC) that became effective upon the closing of the Manager's transaction with CAM. Such transaction closed on July 31, 1997.

Report of Independent Accountants
To the Trustees and Shareholders of the Montgomery Variable Series: Emerging Markets Fund



In our opinion, the accompanying statement of assets and liabilities, including the portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Montgomery Variable Series:
Emerging Markets Fund (one of the portfolios constituting The Montgomery Funds III, and hereafter referred to as the "Fund") at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

The financial statements of Montgomery Variable Series: Emerging Markets Fund for the period from February 2, 1996 (commencement of operations) through December 31, 1996 were audited by other independent accountants whose report dated January 31, 1997 expressed an unqualified opinion on those statements.

Price Waterhouse LLP
San Francisco, CA
February  11, 1998

The Montgomery Funds III

Note: Results of Voting at Special Shareholders' Meeting (Unaudited)

  A special meeting of the Fund's shareholders was held on June 23, 1997. The results of votes taken among shareholders on proposals before them are listed below (may not total 100% because of rounding):

  Proposal 1

  For the approval of the new Investment Management Agreement between the Fund and CAM Acquisition, LLC ("New Montgomery") pursuant to which New Montgomery will act as adviser with respect to the assets of the Fund, to become effective upon the closing of the transaction by which substantially all the assets of Montgomery Asset Management, L.P. will be acquired by New Montgomery, as subsidiary of Commerzbank AG.


                    Voting Result        # of Shares Voted   % of Shares Voted
                    For                 5,363,953.403              87.343%
                    Against               332,449.272               5.413
                    Abstained             444,823.047               7.243
                    Total               6,141,225.722             100.000%

  Proposal 2

  For the approval of authority for the Board of Trustees to approve any future conversion of the Fund to a feeder fund in a master/feeder fund structure.

                    Voting Result        # of Shares Voted   % of Shares Voted
                    For                 5,246,484.676              85.431%
                    Against               393,876.866               6.414
                    Abstained             500,864.180               8.156
                    Total               6,141,225.722             100.000%

   Proposal 3

   For the approval of certain changes to the fundamental investment restrictions of the Fund, as described in the proxy statement.


                    Voting Result       # of Shares Voted   % of Shares Voted
                     For                5,222,266.377              85.036%
                     Against              429,883.812               7.000
                     Abstained            489,075.533               7.964
                     Total              6,141,225.722             100.000%

Tax Information
Fiscal Year Ended December 31, 1997
(Unaudited)

For the fiscal year ended December 31, 1997, foreign income and foreign taxes paid relating to foreign sources and possessions in the United States on a per-share basis were as follows:

                                           Foreign Income     Foreign Taxes
     Variable Emerging Markets Fund            $  0.1484         $ 0.0096